UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                -----------------------

Check here if Amendment [ X ]; Amendment Number:  1
                                                  -----
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin McCormack
           --------------------------------------------------
Title:     Partner, Chief Financial Officer
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /S/ Kevin McCormack               Stamford, CT         11/13/00
       ------------------------   ---------------------------  ---------
             [Signature]                  [City, State]           [Date]




Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none







                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        67
                                               -------------

Form 13F Information Table Value Total:       $1,259,222
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.






                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3  COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ---------------
                                                 VALUE SHRS OR SH/PUT/  INVESTMENT   OTHER  VOTING
AUTHORITY
NAME OF ISSUER       TITLE OF CLASS    CUSIP  (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED
NONE
------------------- ---------------- -------  -------- ------- --- ---- ---------- -------- ---- ------ ---
AT&T CORP             COM             001957109   47,000   1,600,000(SH)      (SOLE)        1,600,000(SOLE)
-----------------------------------------------------------------------------------------------------------
AT&T CORP             COM LIB GRP A   001957208   13,500     750,000(SH)      (SOLE)          750,000(SOLE)
-----------------------------------------------------------------------------------------------------------
AT&T CORP OCT35 CALL  OPT/R1/WAR      0019579JG   73,438   2,500,000(SH)      (SOLE)        2,500,000(SOLE)
-----------------------------------------------------------------------------------------------------------
ABBOTT LABS           COM             002824100   38,050     800,000(SH)      (SOLE)          800,000(SOLE)
-----------------------------------------------------------------------------------------------------------
AETHER SYS INC        COM             00808V105   13,188     125,000(SH)      (SOLE)          125,000(SOLE)
-----------------------------------------------------------------------------------------------------------
ALLIANCE
SEMICONDUCTOR CORP    COM             01877H100      333      16,000(SH)      (SOLE)           16,000(SOLE)
-----------------------------------------------------------------------------------------------------------
ALLSCRIPTS INC        COM             019886100   17,656   1,250,000(SH)      (SOLE)        1,250,000(SOLE)
-----------------------------------------------------------------------------------------------------------
ANADARKO
PETE CORP             COM             032511107  121,289   1,825,000(SH)      (SOLE)        1,825,000(SOLE)
-----------------------------------------------------------------------------------------------------------
APERIAN, INC          COM             037531100    2,125     333,333(SH)      (SOLE)          333,333(SOLE)
-----------------------------------------------------------------------------------------------------------
ASPECT
COMMUNICATIONS CORP   COM             04523Q102   20,625   1,000,000(SH)      (SOLE)        1,000,000(SOLE)
-----------------------------------------------------------------------------------------------------------
BAXTER INTL INC       COM             071813109   19,953     250,000(SH)      (SOLE)          250,000(SOLE)
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
BIOGEN INC            COM             090597105    9,150     150,000(SH)      (SOLE)          150,000(SOLE)
-----------------------------------------------------------------------------------------------------------
CAREMARK RX INC       COM             141705103  141,188  12,550,000(SH)      (SOLE)       12,550,000(SOLE)
-----------------------------------------------------------------------------------------------------------
CEMEX S A             SPON ADR 5 ORD  151290889      686      34,200(SH)      (SOLE)           34,200(SOLE)
-----------------------------------------------------------------------------------------------------------
CHESAPEAKE
ENERGY CORP           COM             165167107    1,438     200,000(SH)      (SOLE)          200,000(SOLE)
-----------------------------------------------------------------------------------------------------------
CIRCUIT CITY
STORE INC             CIRCT CITY GRP  172737108   23,000   1,000,000(SH)      (SOLE)        1,000,000(SOLE)
-----------------------------------------------------------------------------------------------------------
COGNOS INC            COM             19244C109   20,171     495,000(SH)      (SOLE)          495,000(SOLE)
-----------------------------------------------------------------------------------------------------------
COMPUCREDIT CORP      COM             20478N100   27,486     490,000(SH)      (SOLE)          490,000(SOLE)
-----------------------------------------------------------------------------------------------------------
CONVERGYS CORP        COM             212485106    1,944      50,000(SH)      (SOLE)           50,000(SOLE)
-----------------------------------------------------------------------------------------------------------
DSP GROUP INC         COM             23332B106    1,654      44,250(SH)      (SOLE)           44,250(SOLE)
-----------------------------------------------------------------------------------------------------------
DEVON ENERGY
CORP NEW              COM             25179M103   24,060     400,000(SH)      (SOLE)          400,000(SOLE)
-----------------------------------------------------------------------------------------------------------
DITECH
COMMUNICATIONS CORP   COM             25500M103   17,425     425,000(SH)      (SOLE)          425,000(SOLE)
-----------------------------------------------------------------------------------------------------------
EFFICIENT
NETWORKS INC          COM             282056100   11,194     300,000(SH)      (SOLE)          300,000(SOLE)
-----------------------------------------------------------------------------------------------------------
EMBRATEL
PARTICIPACOES S A     SPON ADR PFD    29081N100      143       7,750(SH)      (SOLE)            7,750(SOLE)
-----------------------------------------------------------------------------------------------------------
ENERGIZER
HLDGS INC             COM             29266R108   15,558     635,000(SH)      (SOLE)          635,000(SOLE)
-----------------------------------------------------------------------------------------------------------
EQUITY OFFICE
PROPERTIES TRUST      COM             294741103    6,989     225,000(SH)      (SOLE)          225,000(SOLE)
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
FINISAR               COM             31787A101   12,578     260,000(SH)      (SOLE)          260,000(SOLE)
-----------------------------------------------------------------------------------------------------------
FIRST DATA CORP       COM             319963104   21,484     550,000(SH)      (SOLE)          550,000(SOLE)
-----------------------------------------------------------------------------------------------------------
FOREST OIL CORP       COM NEW         346091606   12,141     750,000(SH)      (SOLE)          750,000(SOLE)
-----------------------------------------------------------------------------------------------------------
GEMSTAR-TV GUIDE
INTL INC              COM             36866W106   26,156     300,000(SH)      (SOLE)          300,000(SOLE)
-----------------------------------------------------------------------------------------------------------
GENERAL DYNAMICS
CORP                  COM             369550108   14,133     225,000(SH)      (SOLE)          225,000(SOLE)
-----------------------------------------------------------------------------------------------------------
GLOBAL TELESYSTEMS
INC                   COM             37936U104   57,768  12,661,500(SH)      (SOLE)       12,661,500(SOLE)
-----------------------------------------------------------------------------------------------------------
GRUPO TELEVISA
SA DE CV              SP ADR REP ORD  40049J206    1,281      22,200(SH)      (SOLE)           22,200(SOLE)
-----------------------------------------------------------------------------------------------------------
HARMONIC INC          COM             413160102   20,400     850,000(SH)      (SOLE)          850,000(SOLE)
-----------------------------------------------------------------------------------------------------------
HUANENG PWR INTL INC  SPON ADR N      443304100      240      15,000(SH)      (SOLE)           15,000(SOLE)
-----------------------------------------------------------------------------------------------------------
ICN PHARMACEUTICALS
INC NEW               COM             448924100   14,963     450,000(SH)      (SOLE)          450,000(SOLE)
-----------------------------------------------------------------------------------------------------------
INSMED INC            COM NEW         457669208    1,648     125,000(SH)      (SOLE)          125,000(SOLE)
-----------------------------------------------------------------------------------------------------------
INTERNAP NETWORK
SVCS CORP             COM             45885A102    5,655     150,000(SH)      (SOLE)          150,000(SOLE)
-----------------------------------------------------------------------------------------------------------
INTERNET INITIATIVE
JAPAN INC             SPONSORED ADR   46059T109      185       4,500(SH)      (SOLE)            4,500(SOLE)
-----------------------------------------------------------------------------------------------------------
INVITROGEN CORP       COM             46185R100   10,669     150,000(SH)      (SOLE)          150,000(SOLE)
-----------------------------------------------------------------------------------------------------------
ISHARES INC           MSCI MALAYSIA   464286830      315      60,000(SH)      (SOLE)           60,000(SOLE)
-----------------------------------------------------------------------------------------------------------
KOREA TELECOM         SPONSORED ADR   50063P103    1,467      43,636(SH)      (SOLE)           43,636(SOLE)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
METHANEX CORP         COM             59151K108   10,125   2,000,000(SH)      (SOLE)        2,000,000(SOLE)
-----------------------------------------------------------------------------------------------------------
NTL INC               COM             629407107   54,417   1,175,000(SH)      (SOLE)        1,175,000(SOLE)
-----------------------------------------------------------------------------------------------------------
OCEAN ENERGY INC TEX  COM             67481E106   19,297   1,250,000(SH)      (SOLE)        1,250,000(SOLE)
-----------------------------------------------------------------------------------------------------------
OPEN JT STK CO-
VIMPEL COMMUNIC       SPONSORED ADR   68370R109       70       3,600(SH)      (SOLE)            3,600(SOLE)
-----------------------------------------------------------------------------------------------------------
OUTBACK STEAKHOUSE
INC                   COM             689899102   27,803   1,025,000(SH)      (SOLE)        1,025,000(SOLE)
-----------------------------------------------------------------------------------------------------------
PARTNER COMMUNICATIONS
CO LTD                ADR             70211M109       93      12,100(SH)      (SOLE)           12,100(SOLE)
-----------------------------------------------------------------------------------------------------------
PEREGRINE SYSTEMS
INC                   COM             71366Q101   10,132     535,000(SH)      (SOLE)          535,000(SOLE)
-----------------------------------------------------------------------------------------------------------
PHILLIPS PETE CO      COM             718507106    6,275     100,000(SH)      (SOLE)          100,000(SOLE)
-----------------------------------------------------------------------------------------------------------
PICTURETEL CORP       COM NEW         720035302    9,844   1,400,000(SH)      (SOLE)        1,400,000(SOLE)
-----------------------------------------------------------------------------------------------------------
REDBACK NETWORKS INC  COM             757209101   24,600     150,000(SH)      (SOLE)          150,000(SOLE)
-----------------------------------------------------------------------------------------------------------
SK TELECOM LTD        SPONSORED ADR   78440P108      538      21,000(SH)      (SOLE)           21,000(SOLE)
-----------------------------------------------------------------------------------------------------------
SILICONWARE
PRECISION INDS LTD    SPON ADR 2000   827084872      754     109,600(SH)      (SOLE)          109,600(SOLE)
-----------------------------------------------------------------------------------------------------------
TALISMAN ENERGY INC   COM             87425E103   16,129     460,000(SH)      (SOLE)          460,000(SOLE)
-----------------------------------------------------------------------------------------------------------
TELE NORTE LESTE
PART S A              SPON ADR PFD    879246106       82       3,574(SH)      (SOLE)            3,574(SOLE)
-----------------------------------------------------------------------------------------------------------
TELEFONOS DE
MEXICO S A            SPON ADR ORD L  879403780      532      10,000(SH)      (SOLE)           10,000(SOLE)
-----------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
TELEPHONE &
DATA SYS INC          COM             879433100   24,908     225,000(SH)      (SOLE)          225,000(SOLE)
-----------------------------------------------------------------------------------------------------------
THERMO ELECTRON CORP  COM             883556102   36,400   1,400,000(SH)      (SOLE)        1,400,000(SOLE)
-----------------------------------------------------------------------------------------------------------
TOTAL RENAL CARE
HLDGS INC             COM             89151A107   52,125   6,950,000(SH)      (SOLE)        6,950,000(SOLE)
-----------------------------------------------------------------------------------------------------------
TUBOS DE ACERO
DE MEXICO S A         ADR NEW         898592506      194      11,600(SH)      (SOLE)           11,600(SOLE)
-----------------------------------------------------------------------------------------------------------
TYCO INT LTD NEW      COM             902124106  120,869   2,330,000(SH)      (SOLE)        2,330,000(SOLE)
-----------------------------------------------------------------------------------------------------------
UNITEDGLOBALCOM       PFD CV 1/20     913247102   23,934     575,000(SH)      (SOLE)          575,000(SOLE)
-----------------------------------------------------------------------------------------------------------
UNITEDGLOBALCOM       PFD CV 1/20DSR  913247201   10,406     250,000(SH)      (SOLE)          250,000(SOLE)
-----------------------------------------------------------------------------------------------------------
UNITEDGLOBALCOM       CL A            913247508   10,500     350,000(SH)      (SOLE)          350,000(SOLE)
-----------------------------------------------------------------------------------------------------------
VISIBLE GENETICS INC  COM             92829S104   13,122     325,000(SH)      (SOLE)          325,000(SOLE)
-----------------------------------------------------------------------------------------------------------
WESTFIELD AMER INC    COM             959910100    5,844     425,000(SH)      (SOLE)          425,000(SOLE)
-----------------------------------------------------------------------------------------------------------
ACE LTD               ORD             G0070K103   19,625     500,000(SH)      (SOLE)          500,000(SOLE)
-----------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD  COM             G3223R108   17,573     355,000(SH)      (SOLE)          355,000(SOLE)
-----------------------------------------------------------------------------------------------------------

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